Provision for contingencies	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of provisions [text block]	Provision for contingencies
14.1. Accounting policy
Some entities of the Group are party to labor, civil and tax litigation in progress, which are being addressed at the administrative and judicial levels.
Provisions for legal claims (labor, civil and tax) are recognized when (i) there is a present obligation (legal or constructive) as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle such obligation; and (iii) a reliable estimate can be made of the amount of the obligation.
If there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole, even if the likelihood of an outflow for a specific claim included in the same class of obligations may be small. A provision is recognized even if the likelihood of an outflow with respect to any item included in the same class of obligations may be small.
Provisions are measured by the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. Provisions are recognized at the present value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation whenever the effect of the time value of money is material. The increase in the provision due to the passage of time is recognized as Financial expenses, net.
Where the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement, if applicable.
14.2. Significant judgments, estimates and assumptions
Possible losses are based on the actual historical costs in the respective judicial courts for similar cases. In general, upon final determination, actual losses are a fraction of the total amounts claimed.
For probable losses, individually non-significant lawsuits of a similar nature such as a portfolio, are measured, grouped and provided to cover the losses based on the most recent 12-month average loss for these types of lawsuits. For individually significant losses or those of a non-repetitive nature, the Group continues to assess the probability and the amount of the losses considered probable on a case-by-case basis.
14.3. Probable losses, provided for in the statement of financial position
The Group’s companies are party to labor, civil and tax litigation in progress, which are being addressed at the administrative and judicial levels, as well recognize risks of their activities that may require the recording of provisions. The amount, nature and the changes of the liabilities during 2024 and 2023 are summarized as follows:

	Civil	Labor	Tax	Total

Balance as of December 31, 2022	25,324	24,460	160,592	210,376
Additions	46,723	38,533	23,607	108,863
Reversals	(22,598)	(24,624)	(55,816)	(103,038)
Interest	3,846	3,218	19,613	26,677
Payments	(17,433)	(1,882)	(14,697)	(34,012)
Balance as of December 31, 2023	35,862	39,705	133,299	208,866
Additions	58,954	72,982	2	131,938
Reversals	(23,939)	(31,106)	(15,667)	(70,712)
Interest	4,770	7,656	13,827	26,253
Payments	(31,185)	(17,745)	(10,009)	(58,939)
Balance as of December 31, 2024	44,462	71,492	121,452	237,406
14.3.1. Civil lawsuits
In general, provisions and contingencies arise from claims related to lawsuits of a similar nature, with individual amounts that are not considered individually significant. The nature of the civil litigations is categorized according to the primary business of the Group. Substantial provisions are summarized in two business domains, namely (i) acquiring, totaling R$ 24,486 as of December 31, 2024 (2023 - R$ 18,556) and (ii) banking, totaling R$ 16,027 as of December 31, 2024 (2023 - R$ 12,559).
14.3.2. Labor claims
In the context of Labor Courts, the Group encounters recurrent lawsuits, primarily falling in two categories: (i) labor claims by former employees and (ii) labor claims brought forth by former employees of outsourced companies contracted by the Group. These claims commonly center around issues such as the claimant’s placement in a different trade union and payment of overtime. The initial value of these lawsuits is asserted by the former employees at the commencement of the legal proceeding and the provision recognized represents the best estimate of the expenditure required to settle the obligation.
14.4. Possible losses, not provided for in the statement of financial position
The Group has the following civil, labor and tax litigation involving risks of loss assessed by management as possible, based on the advice of the legal counsel, for which no provision was recognized:

	December 31, 2024	December 31, 2023

Civil	64,104	50,762
Labor	2,227	2,179
Tax	95,882	181,163
Total	162,213	234,104
14.4.1. Civil lawsuits
The Group is a party to several legal actions whose subjects are connected to its ordinary operations. In this regard, civil lawsuits have been categorized according to the Group’s primary business fronts, mainly: (i) acquiring, amounting to R$ 22,099 as of December 31, 2024 (2023 - R$ 19,945); and (ii) software, amounting to R$ 29,076 as of December 31, 2024 (2023 - R$ 28,412). For the software product line, there is significant indemnity lawsuit filed by an indirect supplier, for the utilization of a specific software provided by the partner, amounting to R$ 26,835 as of December 31, 2024 (2023 - R$ 25,596).
The Group is also involved in a securities class action related to its credit product. However, due to the early stages of litigation and the lack of economic expert analysis or the benefit of discovery, we do not believe potential damages can be reasonably quantified or estimated.
14.4.2. Labor claims
The Group frequently receives lawsuits through the labor courts, primarily for two categories: (i) labor claims by former employees and (ii) labor claims by former employees of outsourced companies contracted by the Group (as a secondary obligor). These claims typically revolve around matters such as the claimant’s placement in a different trade union and payment of overtime. An initial value of these lawsuits is claimed by the former employees at the beginning of the proceeding. The actual amounts of possible contingencies when disbursed correspond to a fraction of the amount initially requested by the claimants – this lower fraction is calculated based on the Group’s track record of losses, considering similar cases. As the lawsuits progress, the reported risk amount may change, particularly following new court decisions.
14.4.3. Tax litigations
The nature of the tax litigations is summarized as follows:
An action for annulment of tax debts regarding the tax assessment issued by the State tax authorities alleging that the Group would have leased equipment and data center spaces from January 2014 to December 2015, on the grounds that the operations are analogous to telecommunications services and therefore would be subject to State tax at the rate of 25% plus a fine equivalent to 50% of the updated tax amount for failure to issue ancillary tax obligations. As of December 31, 2024, the updated amount recorded as a probable loss is R$ 30,962 (2023 - R$ 27,937), and the amount of R$ 30,658 (2023 - R$ 29,727) is considered as a possible loss (contingency arising from the acquisition of Linx).
During 2023 and 2024, the Group received tax assessments issued by a municipal tax authority relating to the allegedly insufficient payment of tax on services rendered. Considering a win and the consequent reduction of the amounts being claimed, as of December 31, 2024, the updated amount of the claims is R$ 41,579 (2023 - R$ 129,141).
14.5. Judicial deposits
For certain contingencies, the Group has made judicial escrow deposits, which are legal reserves required by the Brazilian courts as security for any damages or settlements the Group may be required to pay as a result of litigation.
The amount of the judicial deposits as of December 31, 2024 is R$ 13,317 (2023 - R$ 22,507), which are included in Other assets in the non-current assets.